SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Term Deposits, Held-To-Maturity Investment, Accounts And Notes Receivable And Allowance For Doubtful Accounts) (Narrative) (Details)	12 Months Ended
Dec. 31, 2016
Held-to-Maturity investment
Fixed annual interest rate (as a percent)	4.00%
Accounts and notes receivable and allowance for doubtful accounts
Maximum maturity term of notes receivables that are bank accepted drafts related to trade receivables of advertising revenue	6 months